Finance income and expense	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income [Abstract]
Finance income and expense [Text Block]

14. Finance income and expense

(a) Finance income

The following is a summary of finance income earned by the Company during the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
	$	$
Fair value adjustment on redeemable preference shares (note 7)	-	7,774
Interest income and other	257	551
Total finance income	257	8,325

(b) Finance expense

The following is a summary of finance expense recorded by the Company during the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
	$	$
Fair value adjustment on redeemable preference shares (note 7)	(873)	-
Interest on lease liability	(32)	(35)
Other	(20)	(10)
Total finance expense	(925)	(45)